WARRANTY RESERVES (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Changes to warranty reserves
Warranty reserves, beginning of period	¥ 54,302	¥ 24,009	¥ 27,500
Warranty provision	6,489	47,899	201
Warranty expenditures	(14,675)	(17,606)	(3,692)
Warranty reserves, end of period	¥ 46,116	¥ 54,302	¥ 24,009
Warranty term of house	1 year
Limited warranty term for major defects in structural elements	10 years